Summary of Disaggregation of Projections Benefit Obligation (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 8,788	$ 9,668	$ 8,558
Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	466	506	620
Other pension and post retirement benefit plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	2,691	2,967	2,948
Active Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	6,048	6,812	5,925
Active Members [Member] | Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	191	209	318
Active Members [Member] | Other pension and post retirement benefit plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	375	503	494
Deferred Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	596	650	577
Deferred Members [Member] | Other pension and post retirement benefit plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	497	579	588
Retired Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	2,144	2,206	2,056
Retired Members [Member] | Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	275	297	302
Retired Members [Member] | Other pension and post retirement benefit plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 1,819	$ 1,885	$ 1,866